ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at	As at
	December 31,	December 31,
	2022	2021
Trade payables	$259,002	$189,069
Wages payable	135,156	70,584
Accrued liabilities	215,710	104,551
Other liabilities	62,635	50,469
Total accounts payable and accrued liabilities	$672,503	$414,673

In 2022 and 2021, the other liabilities balance consisted primarily of various employee benefits, employee payroll tax withholdings and other payroll taxes.